FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 29, 2020	Sep. 23, 2020	May 12, 2020	Dec. 31, 2019	Jun. 27, 2019	Mar. 16, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	$ 3,862.1
Balance, December 31, 2020	4,154.3
Assets	3,862.1	$ 4,154.3				$ 3,862.1
Liabilities		1,608.8				1,443.3
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	899.8
Balance, December 31, 2020	1,078.1
Assets	899.8	1,078.1				899.8
Liabilities		524.6				439.9
Recurring fair value measurement | Embedded derivative
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		23.3
Marketable securities and warrants | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	17.9
Balance, December 31, 2020	16.4
Assets	17.9	16.4				17.9
Embedded derivative | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	12.0
Balance, December 31, 2020	8.4
Assets	8.4	8.4				12.0
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	6.0
Balance, December 31, 2020	14.7
Assets	6.0	14.7				6.0
Liabilities		0.0				0.0
Level 3 | Recurring fair value measurement | Embedded derivative
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		0.0
Level 3 | Marketable securities and warrants | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	6.0
Reduction in value of marketable securities	(5.0)
Change in fair value reported in Other comprehensive income (loss), net of income taxes	(0.6)
Balance, December 31, 2020	0.4
Assets	6.0	0.4				6.0
Level 3 | Embedded derivative | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2019	0.0
Balance, December 31, 2020	0.0
Assets	$ 0.0	$ 0.0				$ 0.0
5.75% Senior Notes | Fixed interest rate
Reconciliation of changes in fair value measurement, assets [abstract]
Interest rate		5.75%		5.75%
5.75% Senior Notes | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		$ 460.4
5.75% Senior Notes | Level 3 | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		$ 0.0
7.0% Senior Notes | Fixed interest rate
Reconciliation of changes in fair value measurement, assets [abstract]
Interest rate		7.00%	7.00%			7.00%		7.00%
7.0% Senior Notes | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities						$ 416.8
7.0% Senior Notes | Level 3 | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities						0.0
Equipment Loans
Reconciliation of changes in fair value measurement, assets [abstract]
Interest rate					5.95%		5.23%
Equipment Loans | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		$ 28.9				20.8
Equipment Loans | Level 3 | Recurring fair value measurement | Long-term debt
Reconciliation of changes in fair value measurement, assets [abstract]
Liabilities		$ 0.0				$ 0.0